Basic and Diluted Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income available for common shareholders (A)	$ 4,965	[1]	$ 6,055	[2]	$ 6,377	$ 4,466	$ (492)	[3]	$ 5,108	$ 6,624	$ 5,738	$ 21,863	[4]	$ 16,978	[3]	$ 23,150
Weighted average outstanding shares of common stock (B)												8,375		8,396		8,490
Dilutive effect of stock-based awards												95		110		103
Common stock and common stock equivalents (C)												8,470		8,506		8,593
Earnings Per Share
Basic (A/B)	$ 0.59		$ 0.72		$ 0.76	$ 0.53	$ (0.06)		$ 0.61	$ 0.79	$ 0.68	$ 2.61		$ 2.02		$ 2.73
Diluted (A/C)	$ 0.59	[1]	$ 0.72	[2]	$ 0.76	$ 0.53	$ (0.06)	[3]	$ 0.60	$ 0.78	$ 0.68	$ 2.58	[4]	$ 2.00	[3]	$ 2.69

[1]	Includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.
[2]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09.
[3]	Includes a goodwill impairment charge related to our previous OSD business segment (related to Devices and Consumer Other under our current segment structure) which decreased net income by $6.2 billion and diluted earnings per share by $0.73.
[4]	Includes a charge related to a fine imposed by the European Commission in March 2013 which decreased net income by $733 million (€561 million) and diluted earnings per share by $0.09. Also includes a charge for Surface RT inventory adjustments recorded in the fourth quarter of fiscal year 2013, which decreased net income by $596 million and diluted earnings per share by $0.07.